Document and Entity Information	Feb. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	XPERI HOLDING CORPORATION
Entity Central Index Key	0001803696
Entity Emerging Growth Company	false
Entity File Number	001-39304
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4734590
Entity Address, Address Line One	3025 Orchard Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	321-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value $0.001 per share)
Trading Symbol	XPER
Security Exchange Name	NASDAQ